UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended:       September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Coatue Management, LLC
Address:  126 East 56th Street
          New York, New York 10022


13F File Number: 028-06391


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Philippe Laffont
Title:   Managing Member
Phone:   (212) 715-5100


Signature, Place and Date of Signing:


/s/Philippe Laffont               New York, NY              November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        34

Form 13F Information Table Value Total:     $2,265,173
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number      Name
----       --------------------      ---------------------------------
1.         028-12788                 Coatue Offshore Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                       COATUE MANAGEMENT, LLC
                                                         SEPTEMBER 30, 2009

COLUMN 1                       COLUMN  2       COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
---------------------------- --------------    ---------   -------- -------------------- ----------  -------- ----------------------
                                                            VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP      (X$1000)   PRN AMT   PRN CALL DISCRETION  MANAGERS     SOLE   SHARED NONE
---------------------------- --------------    ---------   -------- ----------  --- ---- ----------  -------- ---------- ------ ----
AMERICAN SUPERCONDUCTOR CORP   COM             030111108    22,390     667,567   SH        Defined      1        667,567
APPLE INC                      COM             037833100   321,222   1,733,058   SH        Defined      1      1,733,058
BAIDU INC                      SPON ADR REP A  056752108   205,964     526,696   SH        Defined      1        526,696
BANKRATE INC                   COM             06646V108    51,141   1,794,426   SH        Defined      1      1,794,426
CITRIX SYS INC                 COM             177376100   119,634   3,049,545   SH        Defined      1      3,049,545
E TRADE FINANCIAL CORP         COM             269246104   142,726  81,557,572   SH        Defined      1     81,557,572
EASTMAN KODAK CO               COM             277461109    51,506  10,775,389   SH        Defined      1     10,775,389
EQUINIX INC                    COM             29444U502   116,711   1,268,593   SH        Defined      1      1,268,593
F5 NETWORKS INC                COM             315616102    57,155   1,442,228   SH        Defined      1      1,442,228
GANNETT INC                    COM             364730101     5,692     455,000   SH        Defined      1        455,000
GARMIN LTD                     ORD             G37260109    13,398     355,000   SH        Defined      1        355,000
GOOGLE INC                     CL A            38259P508   115,433     232,798   SH        Defined      1        232,798
JUNIPER NETWORKS INC           COM             48203R104    26,435     978,349   SH        Defined      1        978,349
LAS VEGAS SANDS CORP           COM             517834107     7,570     449,501   SH        Defined      1        449,501
LEVEL 3 COMMUNICATIONS INC     COM             52729N100    43,437  31,249,931   SH        Defined      1    31,249,931
MICROSEMI CORP                 COM             595137100    20,849   1,320,424   SH        Defined      1      1,320,424
NETEASE COM INC                SPONSORED ADR   64110W102    68,908   1,508,488   SH        Defined      1      1,508,488
NETFLIX INC                    COM             64110L106    19,622     425,000   SH        Defined      1        425,000
NOVATEL WIRELESS INC           COM NEW         66987M604     8,406     740,001   SH        Defined      1        740,001
NUTRI SYS INC NEW              COM             67069D108    11,115     728,383   SH        Defined      1        728,383
RESEARCH IN MOTION LTD         COM             760975102   223,319   3,302,072   SH        Defined      1      3,302,072
SANDISK CORP                   COM             80004C101     8,478     390,685   SH        Defined      1        390,685
SILICON MOTION TECHNOLOGY CO   SPONSORED ADR   82706C108     9,759   2,452,014   SH        Defined      1      2,452,014
SOHU COM INC                   COM             83408W103   190,870   2,775,073   SH        Defined      1      2,775,073
STEC INC                       COM             784774101    48,468   1,649,134   SH        Defined      1      1,649,134
SYNAPTICS INC                  COM             87157D109    23,152     918,711   SH        Defined      1        918,711
SYNOPSYS INC                   COM             871607107    43,082   1,921,577   SH        Defined      1      1,921,577
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR   874039100    54,106   4,936,700   SH        Defined      1      4,936,700
TD AMERITRADE HLDG CORP        COM             87236Y108   108,231   5,513,569   SH        Defined      1      5,513,569
TECHTARGET INC                 COM             87874R100     4,899     859,544   SH        Defined      1        859,544
TRAVELZOO INC                  COM             89421Q106     6,711     474,965   SH        Defined      1        474,965
UTSTARCOM INC                  COM             918076100     2,470   1,181,844   SH        Defined      1      1,181,844
VISA INC                       COM CL A        92826C839    66,813     966,762   SH        Defined      1        966,762
YAHOO INC                      COM             984332106    45,499   2,554,700   SH        Defined      1      2,554,700







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